Financial Instruments and Fair Value Measurements (Schedules of Concentration of Risk) (Details)	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Distributor Concentration Risk | Net Sales Attributable to Distributors | Cardinal Health, Inc.
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	18.00%	19.00%
Distributor Concentration Risk | Net Sales Attributable to Distributors | McKesson Corporation
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	15.00%	14.00%
Distributor Concentration Risk | Net Sales Attributable to Distributors | Amerisource Bergen Corporation
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	9.00%	9.00%
Distributor Concentration Risk | Accounts Receivable Attributable to Distributors | Cardinal Health, Inc.
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	18.00%
Distributor Concentration Risk | Accounts Receivable Attributable to Distributors | McKesson Corporation
Concentration Risk [Line Items]
Concentration risk, percentage	24.00%	22.00%
Distributor Concentration Risk | Accounts Receivable Attributable to Distributors | Amerisource Bergen Corporation
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	14.00%
Distributor Concentration Risk | Accounts Receivable Attributable to Distributors | CuraScript, Inc.
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	0.00%
Product Concentration Risk | Net Sales Attributable to Products | Optiray (CMDS)
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	14.00%	17.00%
Product Concentration Risk | Net Sales Attributable to Products | Acetaminophen products (API)
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%	10.00%	11.00%